Regulatory Capital Information - Own Funds Template, incl. RWA and capital ratios (Detail) € in Millions		12 Months Ended
		Dec. 31, 2025 EUR (€)	Dec. 31, 2024 EUR (€)
Own Funds Template, incl. RWA and capital ratios, additional information [Abstract]
Current year profits - CRR CRD		€ 6,900
Deductions for Intended distribution to shareholders - CRR CRD		3,100
Deductions for AT1 Coupons - CRR CRD		500
Irrevocable payment commitments related to the Single Resolution Fund and the Deposit Guarantee Scheme based on ECB guidance		1,400	€ 1,400
Prudential provisioning of non-performing exposures as per ECBs supervisory recommendation		700	300
CCR/CRD 4
Common Equity Tier 1 (CET 1) capital: instruments and reserves
Capital instruments, related share premium accounts and other reserves		42,983	44,130
Retained earnings		21,149	19,978
Accumulated other comprehensive income (loss), net of tax		(4,159)	(1,229)
Independently reviewed interim profits net of any foreseeable charge or dividend1	[1]	3,347	801
Other		917	1,020
Common Equity Tier 1 (CET 1) capital before regulatory adjustments		64,237	64,700
Common Equity Tier 1 (CET 1) capital before regulatory adjustments
Additional value adjustments (negative amount)		(1,667)	(1,680)
Other prudential filters (other than additional value adjustments)		296	95
Goodwill and other intangible assets (net of related tax liabilities) (negative amount)		(5,045)	(5,277)
Deferred tax assets that rely on future profitability excluding those arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (negative amount)		(2,533)	(3,463)
Negative amounts resulting from the calculation of expected loss amounts		(2,579)	(3,037)
Defined benefit pension fund assets (net of related tax liabilities) (negative amount)		(1,135)	(1,173)
Direct, indirect and synthetic holdings by an institution of own CET 1 instruments (negative amount)		0	0
Direct, indirect and synthetic holdings by the institution of the CET 1 instruments of financial sector entities where the institution has a significant investment in those entities (amount above the 10%/15% thresholds and net of eligible short positions) (negative amount)		0	0
Deferred tax assets arising from temporary differences (net of related tax liabilities where the conditions in Art. 38 (3) CRR are met) (amount above the 10%/15% thresholds) (negative amount)		0	0
Regulatory adjustments relating to unrealized gains and losses pursuant to Art. 467 and 468 CRR		0	1,012
Other regulatory adjustments	[2]	(2,309)	(1,721)
Total regulatory adjustments to Common Equity Tier 1 (CET 1) capital		(14,971)	(15,244)
Common Equity Tier 1 (CET 1) capital		49,266	49,457
Additional Tier 1 (AT1) capital: instruments
Capital instruments and the related share premium accounts		11,648	11,508
Amount of qualifying items referred to in Art. 484 (4) CRR and the related share premium accounts subject to phase out from AT1			0
Additional Tier 1 (AT1) capital before regulatory adjustments		11,648	11,508
Additional Tier 1 (AT1) capital: regulatory adjustments
Direct, indirect and synthetic holdings by an institution of own AT1 instruments (negative amount)		(130)	(130)
Other regulatory adjustments		0	0
Total regulatory adjustments to Additional Tier 1 (AT1) capital		(130)	(130)
Additional Tier 1 (AT1) capital		11,518	11,378
Tier 1 capital (T1 = CET 1 + AT1)		60,784	60,835
Tier 2 (T2) capital		7,050	7,676
Total capital (TC = T1 + T2)		67,834	68,511
Total risk-weighted assets		€ 347,133	€ 357,427
Capital ratios
Common Equity Tier 1 capital ratio (as a percentage of risk-weighted assets)		0.142	0.138
Tier 1 capital ratio (as a percentage of risk-weighted assets)		0.175	0.170
Total capital ratio (as a percentage of risk-weighted assets)		0.195	0.192

[1]	[1]Full year profit is recognized as per ECB Decision (EU) 2015/656 in accordance with the Article 26(2) of Regulation (EU) No 575/2013 (ECB/2015/4); current year profits of € 6.9 billion reduced by deductions for future shareholder distribution of € 3.1 billion and AT1 coupons of € 0.5 billion

[2]	2Includes capital deductions of € 1.4 billion (December 31, 2024: € 1.4 billion) based on ECB guidance on irrevocable payment commitments related to the Single
Resolution Fund and the Deposit Guarantee Scheme, € 0.7 billion (December 31, 2024: € 0.3 billion) based on ECB's supervisory recommendation for a prudential provisioning of non-performing exposures